Goodwill (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 3,026	$ 2,992
Exchange adjustment	82	(47)
Impairment	0	(65)	$ (84)
Acquisitions	0	146
Goodwill, ending balance	$ 3,108	$ 3,026	2,992
Number of Cash Generating Units | item	5
Pre-tax cash flow projection period for impairment testing, cash-generating units	5 years	3 years
Orthopaedics
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 807
Goodwill, ending balance	$ 877	$ 807
Pre-tax discount rate	11.40%	11.40%
Projection period for cash-flow projections including period to reflect expected growth, cash-generating units	5 years	5 years
Orthopaedics | Weighted average interest rate
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	2.00%	2.00%
Sports Medicine
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 1,302
Goodwill, ending balance	$ 1,305	$ 1,302
Pre-tax discount rate	11.30%	11.60%
Projection period for cash-flow projections including period to reflect expected growth, cash-generating units	5 years	5 years
Sports Medicine | Weighted average interest rate
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	2.00%	2.00%
ENT
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 287
Goodwill, ending balance	$ 287	$ 287
Pre-tax discount rate	11.30%	11.00%
Projection period for cash-flow projections including period to reflect expected growth, cash-generating units	5 years	5 years
ENT | Weighted average interest rate
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	2.00%	2.00%
Advanced Wound Management
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 630
Goodwill, ending balance	$ 639	$ 630
Pre-tax discount rate	11.00%	11.30%
Projection period for cash-flow projections including period to reflect expected growth, cash-generating units	5 years	5 years
Advanced Wound Management | Weighted average interest rate
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	2.00%	2.00%
BHR
Disclosure of reconciliation of changes in goodwill [line items]
Impairment	$ (63)	$ (63)
Engage
Disclosure of reconciliation of changes in goodwill [line items]
Impairment			$ (84)
Other cash-generating units
Disclosure of reconciliation of changes in goodwill [line items]
Impairment		$ (2)